Shareholder's Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Jun. 22, 2021	Dec. 31, 2020	Jul. 31, 2020
Share Capital
Total number of shares issued	83,393,851	83,393,851	83,011,585
Treasury shares
Share Capital
Total number of shares issued	1,000,000
Cogna Group
Share Capital
Total number of shares issued	64,436,093
Free Float
Share Capital
Total number of shares issued	17,957,758
Class A common shares
Share Capital
Total number of shares issued	18,957,758		18,575,492	18,575,492
Total percentage of shares issued	2273.00%
Class A common shares | Treasury shares
Share Capital
Total number of shares issued	1,000,000
Class A common shares | Cogna Group
Share Capital
Total number of shares issued
Class A common shares | Free Float
Share Capital
Total number of shares issued	17,957,758	18,957,758	18,575,492
Class B common shares
Share Capital
Total number of shares issued	64,436,093		64,436,093
Total percentage of shares issued	7727.00%
Class B common shares | Treasury shares
Share Capital
Total number of shares issued
Class B common shares | Cogna Group
Share Capital
Total number of shares issued	64,436,093	64,436,093	64,436,093
Class B common shares | Free Float
Share Capital
Total number of shares issued